Geographic Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographical Segment Information [Line Items]
Net sales	$ 5,952	$ 5,555	$ 5,310
Property, Plant and Equipment, Net	4,192	3,376
United States
Geographical Segment Information [Line Items]
Net sales	3,016	2,861	2,687
Property, Plant and Equipment, Net	2,411	1,472
Austria
Geographical Segment Information [Line Items]
Property, Plant and Equipment, Net	717	812
Switzerland
Geographical Segment Information [Line Items]
Property, Plant and Equipment, Net	353	382
Singapore
Geographical Segment Information [Line Items]
Property, Plant and Equipment, Net	333	308
Rest of world
Geographical Segment Information [Line Items]
Net sales	2,936	2,694	$ 2,623
Property, Plant and Equipment, Net	$ 378	$ 402